Victory Pioneer Select Mid Cap Growth VCT Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell Midcap® Growth Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.66%	6.65%	12.49%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	20.47%	5.73%	11.93%